Related party transactions	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Related party transactions
Note 11 - Related party transactions
For a detailed description of the Group’s related parties and related party transactions, refer to Note 25 - Related party transactions of the Consolidated Financial Statements, as of December 31, 2022 and 2021, and for the three years ended December 31, 2022, that were included in the Form 20-F filed with the SEC on April 14, 2023. There are no changes to the Group’s related parties for the periods presented in these Unaudited Condensed Consolidated Financial Statements. Related party activity during the six months ended June 30, 2023 and 2022 and balances as of June 30, 2023 and December 31, 2022 are presented below.
Financing
In May 2021, the Group entered into a working capital credit facility with Volvo Cars and subsequently drew down on the facility, which has a maturity of one year. As of June 30, 2023, $29,283 of this financing arrangement remained outstanding, which is included in Interest-bearing current liabilities - related parties on the Unaudited Condensed Consolidated Statement of Financial Position. Refer to Note 10 - Liabilities to credit institutions for further details.
Convertible Credit Facility with Volvo Cars
On November 3, 2022 the Group entered into a credit facility agreement with Volvo Cars for $800,000, terminating in May 2024. The credit facility can be drawn upon once a month and is utilizable for general corporate purposes. Interest will be calculated at the floating six-month SOFR rate plus 4.9% per annum. Prior to May 2024, if the Group announces an offering of shares with a proposed capital raise of at least $350,000 and no fewer than five institutional investors participate in the offering, Volvo Cars has the right to convert the principal amount of any outstanding loans into the same class of shares and at the same price per share as received by the participating institutional investors. Under IAS 32 and IFRS 9, Volvo Cars' conversion right meets the definition of an embedded derivative financial liability that is required to be bifurcated from the host debt instrument and accounted for separately because it could result in the issuance of a variable number of Class A Shares in the Parent at a price that was not fixed at the inception of the agreement. Additionally, the economics of Volvo Cars' conversion right are not clearly and closely related to that of the host debt instrument because the principal value of Volvo Cars' conversion right depends on whether or not the Group conducts a qualified equity offering to investors at a market discount. As such, the financial liability related to Volvo Cars' conversion right is carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. As of June 30, 2023, the Group had principal draws of $750,000 outstanding under the facility and the fair value of the financial liability related to Volvo Cars' conversion right was $0.
Sale of goods, services and other
The total revenue recognized for each related party was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Volvo Cars	34,403	20,931	49,768	44,452
Volvofinans Bank AB	14,311	18,627	21,754	39,115
Geely	1,245	—	1,245	—
Total	$49,959	$39,558	$72,767	$83,567
For the three months ended June 30, 2023 and 2022, revenue from related parties was $49,959 (7.29%) and $39,558 (6.72%) of total revenue, respectively. For the six months ended June 30, 2023 and 2022, revenue from related parties was $72,767 (5.91%) and $83,567 (8.03%) of total revenue, respectively.
Purchases of goods, services and other
The total purchases of goods, services and other for each related party were as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Volvo Cars	598,959	232,448	1,241,837	752,493
Volvofinans Bank AB	227	64	312	334
Geely	46,447	24,914	91,736	106,862
Total	$645,633	$257,426	$1,333,885	$859,689
Cost of R&D and intellectual property
Polestar Group entered into agreements with Volvo Cars and Geely regarding the development of technology leveraged in the development of the Polestar 2, Polestar 3, and Polestar 4. In 2020, the Group entered into similar agreements with Volvo Cars to acquire technology leveraged in the development of the Polestar 1, Polestar 2, and Polestar 3. The Group is in control of the developed product either through a license or through ownership of the IP and the recognized asset reflects the relevant proportion of Polestar Group’s interest. The recognized asset associated with these agreements as of June 30, 2023 was $1,175,284, of which acquisitions attributable to 2023 were $125,411. As of December 31, 2022, the recognized asset associated with these agreements was $1,144,240, of which acquisitions attributable to 2022 were $218,031.
Amounts due to related parties
Amounts due to related parties were as follows:

Trade payables - related parties, accrued expenses, other current liabilities and interest-bearing current liabilities to related parties	As of June 30, 2023	As of December 31, 2022
Volvo Cars	1,691,224	1,136,746
Geely	91,231	71,212
Volvofinans Bank AB	1,141	1,389
Total	$1,783,596	$1,209,347
In addition to current liabilities to related parties, Polestar had non-current lease liabilities to related parties amounting to $35,041 as of June 30, 2023 and $27,123 as of December 31, 2022 included in Other non-current interest-bearing liabilities.
The Group’s interest expense from related party liabilities was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Interest expense - related parties	$17,755	$12,248	$25,948	$24,275
Amounts due from related parties
Amounts due from related parties were as follows:

Trade receivables - related parties and accrued income - related parties	As of June 30, 2023	As of December 31, 2022
Volvo Cars	97,340	120,302
Geely	1,340	3,751
Volvofinans Bank AB	4,383	3
Total	$103,063	$124,056